Description Of Business And Significant Accounting Policies (Narrative) (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 27, 2020
Description Of Business And Significant Accounting Policies [Line Items]
Unevaluated properties	$ 0		$ 0		$ 0	$ 0
Impairment			0	$ 0	0	0
Accounts receivable - current	262,000		262,000		557,000	533,000
Allowance for doubtful accounts	0		0		0	0
Revenue	765,000	$ 1,215,000	2,292,000	$ 3,777,000	4,911,000	5,871,000
Refundable credits	130,000		130,000
Tax [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Accounts receivable - current					65,000	129,000	$ 65,000
Accounts receivable - noncurrent					65,000	130,000
Natural Gas Imbalances [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Revenue			$ 0		$ 0	$ 0